Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)(a)	$915	$923,345
4.88%, 05/01/25 (Call 04/01/25)	8,897	9,582,781
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	2,263	2,358,951
3.50%, 05/15/25 (Call 03/15/25)	2,242	2,355,199
L3Harris Technologies Inc., 3.83%, 04/27/25
(Call 01/27/25)	1,722	1,814,282
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	2,163	2,233,016
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	4,237	4,358,814
Raytheon Technologies Corp., 3.95%, 08/16/25
(Call 06/16/25)	4,310	4,591,572
		28,217,960
Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	2,182	2,199,456
Bunge Ltd. Finance Corp., 1.63%, 08/17/25
(Call 07/17/25)(a)	1,705	1,673,543
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	1,992	1,967,200
3.38%, 08/11/25 (Call 05/11/25)	2,183	2,282,545
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	6,540	6,937,239
		15,059,983
Airlines — 0.4%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	4,174	4,557,841
United Airlines Pass Through Trust, Series 2013-1, Class A,
4.30%, 02/15/27(a)	607	631,900
		5,189,741
Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	3,074	3,141,843
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,666	1,783,787
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,295	1,371,094
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	1,362	1,382,539
		7,679,263
Auto Manufacturers — 3.0%
American Honda Finance Corp.
1.00%, 09/10/25(a)	1,898	1,836,087
1.20%, 07/08/25	2,250	2,196,810
1.50%, 01/13/25	1,000	991,810
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	1,519	1,460,382
General Motors Co.
4.00%, 04/01/25	1,285	1,352,090
6.13%, 10/01/25 (Call 09/01/25)	4,940	5,569,603
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	3,240	3,281,472
2.90%, 02/26/25 (Call 01/26/25)(a)	3,236	3,296,966
4.00%, 01/15/25 (Call 10/15/24)	2,325	2,437,228
4.30%, 07/13/25 (Call 04/13/25)(a)	2,108	2,230,833
4.35%, 04/09/25 (Call 02/09/25)	2,928	3,099,112
PACCAR Financial Corp., 1.80%, 02/06/25(a)	498	498,662
Toyota Motor Credit Corp.
0.80%, 10/16/25	2,147	2,065,800
1.45%, 01/13/25	500	496,255
1.80%, 02/13/25	3,039	3,042,130
3.00%, 04/01/25	3,248	3,363,272
3.40%, 04/14/25	1,605	1,681,912
		38,900,424

Security	Par (000)	Value

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	$1,526	$1,586,338
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)(a)	1,362	1,457,953
		3,044,291
Banks — 21.9%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	2,297	2,452,254
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	2,175	2,088,848
Banco Santander SA
2.75%, 05/28/25	3,935	3,992,451
5.18%, 11/19/25(a)	3,804	4,139,437
Bank of America Corp.
3.88%, 08/01/25	4,712	5,013,851
4.00%, 01/22/25	6,474	6,826,639
Series L, 3.95%, 04/21/25	6,478	6,811,487
Bank of Montreal
1.50%, 01/10/25	3,200	3,168,544
1.85%, 05/01/25(a)	4,138	4,132,538
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	3,293	3,268,006
3.95%, 11/18/25 (Call 10/18/25)	1,051	1,126,315
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,861	1,928,871
Bank of Nova Scotia (The)
1.30%, 06/11/25	2,832	2,768,110
1.45%, 01/10/25(a)	1,070	1,058,369
2.20%, 02/03/25	3,714	3,748,280
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,430	1,549,005
Barclays PLC, 3.65%, 03/16/25	5,241	5,458,397
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	1,594	1,532,296
2.25%, 01/28/25	3,017	3,043,791
Citigroup Inc.
3.30%, 04/27/25	3,247	3,372,009
3.88%, 03/26/25	2,587	2,711,926
4.40%, 06/10/25	6,516	6,941,951
5.50%, 09/13/25(a)	3,681	4,088,192
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25
(Call 03/28/25)	2,296	2,313,886
Citizens Financial Group Inc., 4.30%, 12/03/25
(Call 11/03/25)	978	1,048,054
Comerica Bank, 4.00%, 07/27/25(a)	520	555,147
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	3,944	4,201,504
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	1,895	1,988,802
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	500	495,200
Credit Suisse AG/New York NY, 2.95%, 04/09/25	3,708	3,810,897
Credit Suisse Group AG, 3.75%, 03/26/25	6,091	6,343,167
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,179	2,207,066
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)(a)	980	1,048,228
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	1,080	1,140,340
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)(a)	6,317	6,567,469
3.50%, 04/01/25 (Call 03/01/25)	9,043	9,401,826
3.75%, 05/22/25 (Call 02/22/25)	5,925	6,206,615
4.25%, 10/21/25(a)	5,024	5,368,445
HSBC Holdings PLC, 4.25%, 08/18/25	3,883	4,098,274
Huntington Bancshares Inc./OH, 4.00%, 05/15/25
(Call 04/15/25)(a)	1,956	2,070,739
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	6,181	6,398,880
3.90%, 07/15/25 (Call 04/15/25)	6,509	6,907,286
7.75%, 07/15/25	110	130,403

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	$2,418	$2,532,178
KeyCorp., 4.15%, 10/29/25	1,583	1,699,952
Lloyds Bank PLC, 3.50%, 05/14/25	325	338,891
Lloyds Banking Group PLC
4.45%, 05/08/25(a)	4,153	4,444,624
4.58%, 12/10/25	3,582	3,822,889
Manufacturers & Traders Trust Co., 2.90%, 02/06/25
(Call 01/06/25)	1,987	2,052,412
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	4,575	4,463,187
2.19%, 02/25/25	6,741	6,773,694
3.78%, 03/02/25	1,942	2,038,032
Morgan Stanley
4.00%, 07/23/25	6,976	7,411,023
5.00%, 11/24/25	6,041	6,617,130
Northern Trust Corp., 3.95%, 10/30/25	2,612	2,804,165
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,862	1,927,933
3.25%, 06/01/25 (Call 05/02/25)	2,606	2,722,775
4.20%, 11/01/25 (Call 10/01/25)	1,300	1,399,307
PNC Bank NA, 3.88%, 04/10/25 (Call 03/10/25)	1,997	2,107,534
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	2,667	2,683,642
Royal Bank of Canada
1.15%, 06/10/25	4,102	3,999,204
1.60%, 01/21/25(a)	200	198,566
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	2,431	2,508,427
4.50%, 07/17/25 (Call 04/17/25)(a)	3,064	3,261,291
State Street Corp., 3.55%, 08/18/25	4,359	4,612,825
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	640	673,894
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	6,469	6,321,183
2.35%, 01/15/25	3,239	3,275,795
SVB Financial Group, 3.50%, 01/29/25	1,414	1,471,295
Toronto-Dominion Bank (The)
0.75%, 09/11/25	2,628	2,515,627
1.15%, 06/12/25	2,754	2,684,682
1.45%, 01/10/25	3,000	2,968,080
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,968	1,951,803
3.63%, 09/16/25 (Call 08/16/25)	2,677	2,815,856
4.05%, 11/03/25 (Call 09/03/25)	1,045	1,121,860
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	1,514	1,479,360
3.70%, 06/05/25 (Call 05/05/25)	2,030	2,143,802
4.00%, 05/01/25 (Call 03/01/25)	2,775	2,947,438
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	3,632	3,590,014
3.95%, 11/17/25 (Call 10/17/25)	2,567	2,751,439
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)(a)	2,586	2,610,722
2.80%, 01/27/25 (Call 12/27/24)(a)	1,558	1,605,270
Wells Fargo & Co.
3.00%, 02/19/25	6,314	6,494,075
3.55%, 09/29/25	6,382	6,698,420
Westpac Banking Corp., 2.35%, 02/19/25	4,176	4,248,036
		284,312,127
Beverages — 1.4%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	439	459,923

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(a)	$553	$587,391
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	1,730	1,862,847
4.75%, 12/01/25(a)	1,120	1,230,913
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	1,901	1,865,128
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	1,473	1,528,797
4.42%, 05/25/25 (Call 03/25/25)	2,892	3,090,189
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	2,986	3,035,239
2.75%, 04/30/25 (Call 01/30/25)	2,517	2,594,297
3.50%, 07/17/25 (Call 04/17/25)	1,571	1,658,835
		17,913,559
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,627	1,631,051
3.13%, 05/01/25 (Call 02/01/25)(a)	2,622	2,719,433
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2,674	2,828,557
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	4,283	4,534,541
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	4,438	4,635,624
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	2,703	2,596,313
		18,945,519
Building Materials — 0.6%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	4,733	4,782,365
Fortune Brands Home & Security Inc., 4.00%, 06/15/25
(Call 03/15/25)	1,399	1,477,134
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	1,044	1,017,347
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	927	992,678
		8,269,524
Chemicals — 1.1%
Air Products and Chemicals Inc., 1.50%, 10/15/25
(Call 09/15/25)	1,487	1,467,922
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	4,620	4,997,639
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,984	2,086,097
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	1,553	1,543,263
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	812	832,162
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	1,241	1,203,025
Nutrien Ltd., 3.00%, 04/01/25 (Call 01/01/25)	1,068	1,098,352
Sherwin-Williams Co. (The), 3.45%, 08/01/25
(Call 05/01/25)	1,392	1,454,612
		14,683,072
Commercial Services — 1.4%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	2,799	2,952,553
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	980	1,070,415
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,012	1,025,692
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	2,441	2,468,022
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	1,157	1,219,027
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	2,425	2,407,976
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,611	2,779,775
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,606	2,746,750
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	1,215	1,180,725
		17,850,935

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 3.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$1,330	$1,274,472
1.13%, 05/11/25 (Call 04/11/25)	6,352	6,240,840
2.50%, 02/09/25	3,274	3,351,725
2.75%, 01/13/25 (Call 11/13/24)	3,202	3,306,801
3.20%, 05/13/25	4,611	4,823,152
Dell International LLC/EMC Corp., 5.85%, 07/15/25
(Call 06/15/25)	3,021	3,368,506
Hewlett Packard Enterprise Co., 4.90%, 10/15/25
(Call 07/15/25)	6,390	6,945,483
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	3,663	3,672,707
International Business Machines Corp., 7.00%, 10/30/25	1,794	2,112,579
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,728	1,798,675
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,551	2,519,878
		39,414,818
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The), 0.55%, 10/29/25	2,648	2,538,505
Unilever Capital Corp.
3.10%, 07/30/25	770	800,377
3.38%, 03/22/25 (Call 01/22/25)	1,138	1,189,085
		4,527,967
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	1,145	1,148,790

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	1,405	1,448,162
4.45%, 10/01/25 (Call 08/01/25)	1,398	1,478,776
6.50%, 07/15/25 (Call 06/15/25)(a)	3,415	3,831,698
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,025	1,070,797
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	1,024	1,019,156
3.25%, 03/01/25 (Call 01/01/25)(a)	2,319	2,366,957
3.38%, 07/01/25 (Call 06/01/25)	2,210	2,260,499
Ally Financial Inc.
4.63%, 03/30/25	1,499	1,602,941
5.80%, 05/01/25 (Call 04/01/25)(a)	2,173	2,396,167
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	2,723	2,940,677
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	1,091	1,123,479
Blackstone Private Credit Fund, 2.70%, 01/15/25
(Call 11/15/24)(b)	245	242,771
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,783	2,873,976
4.20%, 10/29/25 (Call 09/29/25)	3,710	3,940,205
4.25%, 04/30/25 (Call 03/31/25)	1,993	2,122,844
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	1,017	1,050,205
3.63%, 04/01/25 (Call 01/01/25)	1,170	1,228,453
3.85%, 05/21/25 (Call 03/21/25)	2,075	2,195,661
4.20%, 03/24/25 (Call 02/22/25)	876	939,317
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	2,314	2,399,711
Discover Financial Services, 3.75%, 03/04/25
(Call 12/04/24)(a)	1,174	1,227,382
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,271	1,309,321
Intercontinental Exchange Inc., 3.75%, 12/01/25
(Call 09/01/25)	3,453	3,669,952
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	627	676,332
Lazard Group LLC, 3.75%, 02/13/25	1,154	1,207,049
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	2,436	2,459,775

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
1.85%, 07/16/25(a)	$3,909	$3,852,906
2.65%, 01/16/25	3,896	3,950,817
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	2,905	3,084,732
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	8,995	9,434,316
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	1,809	1,846,320
		71,251,354
Electric — 4.5%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	491	509,368
American Electric Power Co. Inc., Series N, 1.00%,
11/01/25 (Call 10/01/25)(a)	1,141	1,097,311
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	614	642,625
Arizona Public Service Co., 3.15%, 05/15/25
(Call 02/15/25)(a)	884	911,475
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	2,250	2,326,770
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,435	1,498,585
4.05%, 04/15/25 (Call 03/15/25)(a)	3,046	3,247,980
Connecticut Light & Power Co. (The), Series A, 0.75%,
12/01/25 (Call 11/01/25)(a)	604	577,436
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,711	2,874,446
Series A, 3.30%, 03/15/25 (Call 02/15/25)	607	626,272
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	820	854,858
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,224	2,144,559
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)(a)	1,190	1,138,973
Duke Energy Progress LLC, 3.25%, 08/15/25
(Call 05/15/25)(a)	1,637	1,704,952
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	1,219	1,306,378
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	2,269	2,168,234
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	766	805,449
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,368	1,414,786
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	671	640,617
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	3,141	3,310,488
Exelon Generation Co. LLC, 3.25%, 06/01/25
(Call 05/01/25)	1,707	1,767,274
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,745	2,824,660
3.13%, 12/01/25 (Call 06/01/25)	1,874	1,954,338
Iberdrola International BV, 5.81%, 03/15/25	70	78,425
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)(a)	1,129	1,178,518
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	1,237	1,273,479
3.25%, 11/01/25 (Call 08/01/25)	1,449	1,512,756
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	1,056	1,001,257
2.95%, 04/01/25 (Call 01/01/25)	657	676,303
Pacific Gas and Electric Co.
3.45%, 07/01/25	170	173,653
3.50%, 06/15/25 (Call 03/15/25)(a)	3,280	3,351,701
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	325	338,029
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)(a)	1,425	1,381,937
Public Service Electric & Gas Co., 3.00%, 05/15/25
(Call 02/15/25)(a)	680	699,489
Public Service Enterprise Group Inc., 0.80%, 08/15/25
(Call 07/15/25)	1,647	1,573,412
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(a)	1,111	1,159,395

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co., Series E, 3.70%, 08/01/25
(Call 06/01/25)	$2,317	$2,425,134
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	1,393	1,483,573
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)(a)	270	277,665
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25
(Call 02/15/25)	696	719,678
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	326	338,991
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)(a)	1,745	1,813,980
		57,805,209
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	409	425,515

Electronics — 0.5%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	787	791,368
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)(a)	544	571,461
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	1,233	1,322,935
Honeywell International Inc., 1.35%, 06/01/25
(Call 05/01/25)	2,977	2,939,013
Legrand France SA, 8.50%, 02/15/25	417	496,197
		6,120,974
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,037	987,514
3.20%, 03/15/25 (Call 12/15/24)	1,437	1,484,091
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,513	1,444,476
3.13%, 03/01/25 (Call 12/01/24)(a)	1,170	1,212,190
		5,128,271
Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	720	746,784
3.95%, 03/15/25 (Call 01/15/25)	2,314	2,442,057
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	3,040	3,277,667
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	2,329	2,464,571
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	815	794,397
3.20%, 08/21/25 (Call 05/21/25)	125	130,572
JM Smucker Co. (The), 3.50%, 03/15/25(a)	2,560	2,683,290
Mondelez International Inc., 1.50%, 05/04/25
(Call 04/04/25)	1,903	1,872,628
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)	2,180	2,300,009
		16,711,975
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25
(Call 11/14/24)	815	849,743
Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	1,030	1,113,265
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	3,485	3,331,660
Southern California Gas Co., 3.20%, 06/15/25
(Call 03/15/25)	695	721,598
		5,166,523
Health Care - Products — 1.5%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	2,882	2,980,766
3.88%, 09/15/25 (Call 06/15/25)	1,303	1,389,845
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,552	1,543,324
Security	Par (000)	Value

Health Care - Products (continued)
3.85%, 05/15/25	$1,563	$1,650,856
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,313	1,376,247
Medtronic Inc., 3.50%, 03/15/25	4,820	5,064,471
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	1,496	1,459,019
3.38%, 11/01/25 (Call 08/01/25)	2,684	2,805,236
Thermo Fisher Scientific Inc., 3.65%, 12/15/25
(Call 09/09/25)	1,048	1,118,059
		19,387,823
Health Care - Services — 1.8%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	3,641	3,688,515
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,338	1,302,637
HCA Inc., 5.25%, 04/15/25	3,638	3,957,162
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	1,622	1,737,957
Laboratory Corp. of America Holdings, 3.60%, 02/01/25
(Call 11/01/24)	2,676	2,786,331
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	733	716,236
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	1,567	1,633,864
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	255	249,586
UnitedHealth Group Inc.
3.70%, 12/15/25	1,569	1,676,021
3.75%, 07/15/25	4,627	4,922,712
UPMC, Series D-1, 3.60%, 04/03/25(a)	840	878,489
		23,549,510
Holding Companies - Diversified — 0.9%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	2,823	2,878,895
4.25%, 03/01/25 (Call 01/01/25)	1,980	2,063,398
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	1,437	1,475,555
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	1,235	1,277,039
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)(a)	840	861,638
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,492	1,514,858
4.00%, 03/30/25 (Call 02/28/25)(a)	1,117	1,145,528
		11,216,911
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	1,495	1,516,050
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	1,741	1,864,315
		3,380,365
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	415	440,336
Whirlpool Corp., 3.70%, 05/01/25	732	770,444
		1,210,780
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	615	642,890
Insurance — 1.9%
Aflac Inc., 3.25%, 03/17/25	1,375	1,435,033
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25
(Call 07/29/25)(a)	808	856,561
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	906	866,643
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	3,056	3,105,385
3.75%, 07/10/25 (Call 04/10/25)	3,256	3,434,982
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	2,414	2,563,475
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	984,994

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	$1,192	$1,291,198
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	724	766,014
Lincoln National Corp., 3.35%, 03/09/25	480	500,559
Marsh & McLennan Companies Inc., 3.50%, 03/10/25
(Call 12/10/24)(a)	1,931	2,023,302
MetLife Inc.
3.00%, 03/01/25	1,673	1,736,674
3.60%, 11/13/25 (Call 08/13/25)	1,453	1,537,942
Principal Financial Group Inc., 3.40%, 05/15/25
(Call 02/15/25)	1,637	1,704,641
RenaissanceRe Finance Inc., 3.70%, 04/01/25
(Call 01/01/25)(a)	575	603,175
XLIT Ltd., 4.45%, 03/31/25	1,423	1,523,990
		24,934,568
Internet — 1.2%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	1,667	1,600,203
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,810	2,726,824
5.20%, 12/03/25 (Call 09/03/25)(a)	2,575	2,870,352
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,130	1,157,233
4.13%, 06/30/25	1,220	1,292,736
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	1,828	1,919,857
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	2,678	2,665,762
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)(a)	770	741,179
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	210	228,491
		15,202,637
Iron & Steel — 0.3%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	1,573	1,572,198
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	1,324	1,286,226
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	1,376	1,386,953
		4,245,377
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	1,477	1,530,083

Lodging — 0.8%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)(a)	1,314	1,436,307
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	1,385	1,375,000
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	656	683,283
3.75%, 10/01/25 (Call 07/01/25)	1,184	1,237,126
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	1,816	2,010,330
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	3,901	4,008,161
		10,750,207
Machinery — 1.3%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,623	2,527,366
1.45%, 05/15/25(a)	1,556	1,540,533
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,802	1,857,826
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	964	1,004,006
John Deere Capital Corp.
2.05%, 01/09/25	1,357	1,373,026
3.40%, 09/11/25	1,201	1,266,238
3.45%, 03/13/25	2,058	2,164,605
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	3,523	3,530,398
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	302	311,658
Security	Par (000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp., 3.20%,
06/15/25 (Call 05/15/25)	$801	$822,395
		16,398,051
Machinery - Diversified — 0.0%
John Deere Capital Corp., 1.25%, 01/10/25	50	49,424
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	1,829	1,846,412
2.65%, 04/15/25 (Call 03/15/25)	1,359	1,392,364
3.00%, 08/07/25	1,400	1,459,066
GE Capital International Funding Co. Unlimited Co., 3.37%,
11/15/25(a)	315	327,162
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)(a)	909	956,813
		5,981,817
Media — 3.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25
(Call 04/23/25)	10,971	11,838,696
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	2,230	2,329,971
3.38%, 08/15/25 (Call 05/15/25)	3,677	3,852,650
3.95%, 10/15/25 (Call 08/15/25)	7,188	7,690,729
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	853	882,855
3.95%, 06/15/25 (Call 05/15/25)	1,605	1,686,582
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,098	2,158,569
Grupo Televisa SAB, 6.63%, 03/18/25	835	939,692
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	2,406	2,500,291
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	1,660	1,723,230
4.75%, 05/15/25 (Call 04/15/25)	3,675	3,960,474
Walt Disney Co. (The)
3.35%, 03/24/25(a)	4,003	4,178,932
3.70%, 10/15/25 (Call 07/15/25)	1,853	1,958,955
		45,701,626
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,823	2,947,184

Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25	944	991,644

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25
(Call 05/01/22)(a)	1,113	1,127,168

Oil & Gas — 4.4%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 03/06/25)	1,658	1,720,623
3.80%, 09/21/25 (Call 07/21/25)	2,948	3,124,320
BP Capital Markets PLC, 3.51%, 03/17/25(a)	2,115	2,217,979
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	1,412	1,403,161
3.90%, 02/01/25 (Call 11/01/24)	1,843	1,932,588
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(a)	1,831	2,003,041
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	5,226	5,193,494
3.33%, 11/17/25 (Call 08/17/25)	2,119	2,227,323
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	2,194	2,114,753
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,350	1,522,652
Diamondback Energy Inc., 4.75%, 05/31/25 (Call 04/30/25)	1,317	1,421,688

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	$2,068	$2,145,343
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	8,043	8,263,459
2.99%, 03/19/25 (Call 02/19/25)	1,897	1,960,682
Marathon Petroleum Corp., 4.70%, 05/01/25
(Call 04/01/25)(a)	3,391	3,646,342
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)(a)	1,707	1,796,583
Shell International Finance BV, 3.25%, 05/11/25	6,190	6,480,683
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	1,457	1,506,378
TotalEnergies Capital International SA, 2.43%, 01/10/25
(Call 10/10/24)	2,915	2,977,148
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	2,888	2,947,839
		56,606,079
Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	2,630	2,787,221
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	1,295	1,273,361
		4,060,582
Packaging & Containers — 0.2%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	1,949	2,046,703

Pharmaceuticals — 6.6%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	9,754	10,203,074
3.80%, 03/15/25 (Call 12/15/24)	7,608	7,993,878
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,420	1,472,398
AstraZeneca PLC, 3.38%, 11/16/25	4,785	5,041,619
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,523	1,460,298
3.88%, 08/15/25 (Call 05/15/25)(a)	5,897	6,271,695
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	1,894	1,995,140
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	2,519	2,613,714
4.13%, 11/15/25 (Call 09/15/25)	5,514	5,885,313
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	7,346	7,771,039
4.10%, 03/25/25 (Call 01/25/25)	2,937	3,120,739
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,885	1,943,473
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	2,836	3,002,984
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	2,490	2,391,446
2.63%, 01/15/25 (Call 11/15/24)	1,969	2,032,303
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	1,353	1,292,670
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	2,032	2,177,491
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	6,088	6,277,702
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	2,246	2,248,920
3.00%, 11/20/25 (Call 08/20/25)	4,307	4,488,885
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	2,054	1,996,036
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	1,915	1,880,224
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	1,804	1,949,276
		85,510,317
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25
(Call 10/02/24)	3,803	4,154,245
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	2,727	2,930,271
Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)(a)	$1,105	$1,238,937
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	1,330	1,346,838
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,944	1,973,782
4.05%, 03/15/25 (Call 12/15/24)	2,854	2,984,713
5.95%, 12/01/25 (Call 09/01/25)	1,249	1,393,185
Enterprise Products Operating LLC, 3.75%, 02/15/25
(Call 11/15/24)	3,282	3,440,521
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	4,419	4,705,174
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	1,281	1,345,101
4.88%, 06/01/25 (Call 03/01/25)	3,420	3,685,871
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	1,061	1,056,215
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,519	1,631,649
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	1,007	1,047,058
Plains All American Pipeline LP/PAA Finance Corp., 4.65%,
10/15/25 (Call 07/15/25)(a)	2,745	2,950,628
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25
(Call 12/01/24)(a)	5,121	5,601,042
Spectra Energy Partners LP, 3.50%, 03/15/25
(Call 12/15/24)	1,294	1,343,263
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,332	1,412,786
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	2,302	2,422,049
4.00%, 09/15/25 (Call 06/15/25)(a)	2,188	2,315,867
		48,979,195
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	1,090	1,149,776

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)	1,831	1,915,043
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	700	679,609
2.40%, 03/15/25 (Call 02/15/25)(a)	1,892	1,904,222
2.95%, 01/15/25 (Call 12/15/24)	2,041	2,090,576
4.00%, 06/01/25 (Call 03/01/25)	2,316	2,436,988
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	1,064	1,112,848
3.50%, 11/15/25 (Call 08/15/25)	846	891,278
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	2,288	2,369,979
Brixmor Operating Partnership LP, 3.85%, 02/01/25
(Call 11/01/24)	1,855	1,938,271
Crown Castle International Corp., 1.35%, 07/15/25
(Call 06/15/25)	1,609	1,561,470
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	784	828,814
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)(a)	1,208	1,341,315
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	700	735,539
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,970	1,886,531
1.25%, 07/15/25 (Call 06/15/25)	1,617	1,567,067
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	1,114	1,163,985
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,281	1,336,570
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25
(Call 03/01/25)	2,356	2,528,742
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	191	198,262
4.00%, 06/01/25 (Call 03/01/25)	892	946,680

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25
(Call 03/15/25)	$1,167	$1,220,857
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	960	1,028,371
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,287	1,331,054
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	345	358,241
Mid-America Apartments LP, 4.00%, 11/15/25
(Call 08/15/25)(a)	868	923,708
National Retail Properties Inc., 4.00%, 11/15/25
(Call 08/15/25)(a)	1,178	1,256,255
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	2,002	2,086,104
Omega Healthcare Investors Inc., 4.50%, 01/15/25
(Call 10/15/24)	1,276	1,349,944
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	1,341	1,420,012
4.63%, 11/01/25 (Call 09/01/25)	1,603	1,746,949
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	3,208	3,365,160
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	1,338	1,384,174
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	1,525	1,554,356
3.50%, 02/01/25 (Call 11/01/24)	1,100	1,142,614
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,108	1,144,619
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	3,431	3,638,541
Weyerhaeuser Co., 8.50%, 01/15/25	67	79,376
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	1,138	1,196,550
		55,660,674
Retail — 2.6%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	899	962,316
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,458	1,510,459
3.63%, 04/15/25 (Call 03/15/25)(a)	1,584	1,661,854
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	1,792	1,914,017
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	3,168	3,345,250
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)(a)	2,686	2,826,854
Lowe”s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)(a)	2,540	2,659,736
4.00%, 04/15/25 (Call 03/15/25)	2,217	2,352,037
McDonald”s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	508	500,995
3.30%, 07/01/25 (Call 06/15/25)	2,405	2,510,844
3.38%, 05/26/25 (Call 02/26/25)	2,367	2,476,971
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	2,322	2,501,165
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	3,879	4,114,572
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	3,990	4,046,538
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	270	285,914
		33,669,522
Semiconductors — 2.7%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	1,533	1,584,539
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	2,378	2,538,539
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%,
01/15/25 (Call 11/15/24)	1,653	1,704,425
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,476	2,550,849
4.70%, 04/15/25 (Call 03/15/25)	3,021	3,242,923
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)(a)	3,826	3,998,591
3.70%, 07/29/25 (Call 04/29/25)	5,608	5,936,517
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,335	1,410,147
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	3,800	3,915,824
Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25
(Call 04/01/25)(a)(b)	$1,840	$1,870,231
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	4,117	4,318,115
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	2,228	2,206,166
		35,276,866
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)	1,289	1,349,235

Software — 3.2%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	1,577	1,590,641
3.25%, 02/01/25 (Call 11/01/24)	3,231	3,368,996
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	1,178	1,260,024
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	2,927	3,076,950
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	1,628	1,576,995
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	3,584	3,698,975
3.13%, 11/03/25 (Call 08/03/25)	7,780	8,146,593
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	3,957	3,991,070
2.95%, 05/15/25 (Call 02/15/25)	9,450	9,636,543
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,639	1,574,112
3.85%, 12/15/25 (Call 09/15/25)	1,036	1,096,461
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	2,317	2,475,321
		41,492,681
Telecommunications — 2.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	5,076	5,292,390
3.60%, 07/15/25 (Call 04/15/25)	810	850,306
3.95%, 01/15/25 (Call 10/15/24)	2,546	2,687,176
Cisco Systems Inc., 3.50%, 06/15/25(a)	1,760	1,861,763
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,589	1,540,011
Rogers Communications Inc., 3.63%, 12/15/25
(Call 09/15/25)(a)	2,062	2,159,986
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	7,419	7,709,306
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	4,502	4,314,807
3.38%, 02/15/25	3,103	3,244,962
Vodafone Group PLC, 4.13%, 05/30/25	4,399	4,674,377
		34,335,084
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	996	1,032,414
3.65%, 09/01/25 (Call 06/01/25)	1,486	1,573,838
7.00%, 12/15/25	227	268,886
Canadian Pacific Railway Co., 2.90%, 02/01/25
(Call 11/01/24)(a)	1,833	1,891,638
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	1,779	1,864,481
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	1,082	1,139,984
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)	1,515	1,574,221
4.63%, 06/01/25 (Call 05/01/25)	1,096	1,179,581
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	1,014	1,054,925
3.25%, 08/15/25 (Call 05/15/25)	1,417	1,481,346
3.75%, 07/15/25 (Call 05/15/25)(a)	1,359	1,442,361

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc., 3.90%, 04/01/25
(Call 03/01/25)(a)	$3,152	$3,343,263
		17,846,938
Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	695	717,608
Water — 0.1%
American Water Capital Corp., Class-C, 3.40%, 03/01/25
(Call 12/01/24)(a)	1,472	1,532,529
Total Corporate Bonds & Notes — 98.6%
(Cost: $1,284,958,177)		1,278,099,391

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	45,182	45,196,055
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	5,630	5,630,000
		50,826,055
Total Short-Term Investments — 3.9%
(Cost: $50,810,016)		50,826,055

Total Investments in Securities — 102.5%
(Cost: $1,335,768,193)		1,328,925,446

Other Assets, Less Liabilities — (2.5)%.		(32,468,498)
Net Assets — 100.0%		$1,296,456,948

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL
Agency Shares	$60,598,916	$—	$(15,393,162	)(a)	$(5,624)	$(4,075)	$45,196,055	45,182	$22,389	(b)	$—
BlackRock Cash Funds: Institutional, SL
Agency Shares	11,130,000	—	(5,500,000	)(a)	—	—	5,630,000	5,630	187		—
					$(5,624)	$(4,075)	$50,826,055		$22,576		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,278,099,391	$—	$1,278,099,391
Money Market Funds	50,826,055	—	—	50,826,055
	$50,826,055	$1,278,099,391	$—	$1,328,925,446